Other operating expenses - Summary of Cumulative Number of Shares Allocated On Variable Compensation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022 shares
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	3,455
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	3,847,791
2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	2,136,074